ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, ¥ in Thousands, ¥ in Millions								6 Months Ended
	Nov. 28, 2020 USD ($)	Nov. 28, 2020 JPY (¥)	Jan. 15, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 CNY (¥)	Dec. 18, 2017 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 30, 2020 USD ($)	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jan. 15, 2020 CNY (¥)	Feb. 05, 2019 USD ($)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Apr. 26, 2017 shares	Jan. 09, 2017	Nov. 24, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, state country								British Virgin Islands
Entity incorporation, date of incorporation								Jul. 11, 2016
Common stock, shares outstanding | shares								33,468,561		33,468,561	29,624,814					15,000,000
Assets								$ 99,739,145			$ 93,845,408
Liabilities								$ 24,917,891			$ 28,943,003
Gain (Loss) on Disposition of Business									$ 5,104
Long Kai (Shenzheng) Industrial Co Ltd [Member] | Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition consideration | ¥						¥ 71,000
Dogness Intelligence Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation								Jul. 06, 2018
Ownership percentage														58.00%	58.00%
Capital														$ 12,600,000	¥ 80,000
Dogness Japan Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition consideration	$ 31,092	¥ 3.2
Property, Plant and Equipment Impairment or Disposal Disclosure	Immediate before the disposition, Dogness Japan’s total assets were $	Immediate before the disposition, Dogness Japan’s total assets were $
Assets	$ 91,625
Liabilities	$ 32,144
Dongguan Jiasheng [Member] | Dongguan Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage																		100.00%
Dongguan Jiasheng [Member] | Dogness Intelligence Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage														58.00%	58.00%
HK Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage																		100.00%
Dogness [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage																	100.00%
Dogness Intelligence Technology Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage																	100.00%
Dogness Intelligence Technology Co Ltd [Member] | Two Unrelated Entities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage														42.00%	42.00%
Zhangzhou Meijia Metal Product Co Ltd [Member] | Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage					100.00%	100.00%
Acquisition consideration					$ 11,100,000
Dogness Japan Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage	51.00%												51.00%
Investments													$ 142,000
Dogness Japan Co Ltd [Member] | Unrelated Individual [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage													49.00%
Transferred Entities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																	100.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity incorporation, date of incorporation								Dec. 14, 2018
Capital								$ 1,600,000		¥ 10,000
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								9,069,000		9,069,000	9,069,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								24,399,561		24,399,561	20,555,814
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, shares | shares							10,913,631
Shares issued, price per share | $ / shares							$ 5.00
Proceeds from issuance or sale of equity							$ 54,600,000
Proceeds from issuance of common stock							$ 50,200,000
Mr Silong Chen [Member] | Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage			51.20%									51.20%
Acquisition consideration			$ 800,000	¥ 5,120
Capital			$ 770,000									¥ 4,880
Mr Silong Chen [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares outstanding | shares								9,069,000		9,069,000
Common stock voting rights								Class B common shares, which carry three votes per share and, in the aggregate have more than half of the voting power of all common shares
Two Third Parties [Member] | Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, ownership percentage			48.80%									48.80%